Financial Risk Management - Schedule of Impact of Strengthening (or Weakening) of the Korean Won (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
USD [Member] | Maximum [Member]
Schedule of Impact of Strengthening (or Weakening) of the Korean Won [Line Items]
Impact of strengthening or weakening of foreign currency	$ (1,006,154)	$ (189,147)
USD [Member] | Minimum [Member]
Schedule of Impact of Strengthening (or Weakening) of the Korean Won [Line Items]
Impact of strengthening or weakening of foreign currency	1,006,154	189,147
EUR [Member] | Maximum [Member]
Schedule of Impact of Strengthening (or Weakening) of the Korean Won [Line Items]
Impact of strengthening or weakening of foreign currency	47,849	13,909
EUR [Member] | Minimum [Member]
Schedule of Impact of Strengthening (or Weakening) of the Korean Won [Line Items]
Impact of strengthening or weakening of foreign currency	(47,849)	(13,909)
CHF [Member] | Maximum [Member]
Schedule of Impact of Strengthening (or Weakening) of the Korean Won [Line Items]
Impact of strengthening or weakening of foreign currency	79,995	42,135
CHF [Member] | Minimum [Member]
Schedule of Impact of Strengthening (or Weakening) of the Korean Won [Line Items]
Impact of strengthening or weakening of foreign currency	$ (79,995)	$ (42,135)